DERIVATIVES AND HEDGING TRANSACTIONS (Details 2) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Net Investment Hedges EUR (€)	Dec. 31, 2014 Netting USD ($)	Dec. 31, 2013 Netting USD ($)	Dec. 31, 2014 Foreign currency forward contracts USD ($)	Dec. 31, 2013 Foreign currency forward contracts USD ($)	Dec. 31, 2014 Foreign currency forward contracts Net Investment Hedges EUR (€)	Sep. 30, 2012 Foreign currency forward contracts Net Investment Hedges EUR (€)	Dec. 31, 2014 Interest rate swap USD ($)	Dec. 31, 2014 Interest rate swap EUR (€)	Dec. 31, 2014 Derivatives designated as hedging instruments Foreign currency forward contracts USD ($)	Dec. 31, 2013 Derivatives designated as hedging instruments Foreign currency forward contracts USD ($)	Dec. 31, 2014 Derivatives designated as hedging instruments Interest rate swap USD ($)	Dec. 31, 2014 Derivatives not designated as hedging instruments Foreign currency forward contracts USD ($)	Dec. 31, 2013 Derivatives not designated as hedging instruments Foreign currency forward contracts USD ($)
Fair value of the company's outstanding derivatives
Asset Derivatives	$ 75.5	$ 20.2										$ 17.9	$ 4.4		$ 57.6	$ 15.8
Liability Derivatives	52.1	14.2										0.6	1.1	24.2	27.3	13.1
Net asset (liability)				23.4	6.0
Notional values			€ 495			$ 2,800	$ 2,000	€ 75	€ 100	$ 725	€ 400